UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2015


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2015

[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INTERNATIONAL FUND
FEBRUARY 28, 2015

                                                                      (Form N-Q)

48476-0415                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERNATIONAL FUND
February 28, 2015 (unaudited)

                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             COMMON STOCKS (99.2%)

             CONSUMER DISCRETIONARY (20.3%)
             ------------------------------
             ADVERTISING (3.0%)
 4,469,239   WPP plc                                                             $   105,912
                                                                                 -----------
             APPAREL RETAIL (1.4%)
 1,153,986   Hennes & Mauritz AB "B"                                                  50,356
                                                                                 -----------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.5%)
84,684,800   Global Brands Group Holding Ltd.*                                        14,522
    20,563   Hermes International                                                      6,635
33,042,800   Li & Fung Ltd.                                                           33,870
   383,662   LVMH Moet Hennessy - Louis Vuitton S.A.                                  70,369
                                                                                 -----------
                                                                                     125,396
                                                                                 -----------
             AUTO PARTS & EQUIPMENT (2.9%)
   391,322   Delphi Automotive plc                                                    30,852
 1,587,400   Denso Corp.                                                              74,550
                                                                                 -----------
                                                                                     105,402
                                                                                 -----------
             AUTOMOBILE MANUFACTURERS (2.1%)
 2,288,600   Honda Motor Co. Ltd.                                                     75,560
                                                                                 -----------
             BROADCASTING (1.3%)
   949,416   ProSieben Sat.1 Media AG                                                 46,636
                                                                                 -----------
             CABLE & SATELLITE (1.3%)
 3,095,074   Sky plc                                                                  47,616
                                                                                 -----------
             RESTAURANTS (4.8%)
 6,146,505   Compass Group plc                                                       109,317
   755,801   Yum! Brands, Inc.                                                        61,303
                                                                                 -----------
                                                                                     170,620
                                                                                 -----------
             Total Consumer Discretionary                                            727,498
                                                                                 -----------
             CONSUMER STAPLES (15.9%)
             ------------------------
             BREWERS (1.3%)
   262,506   Carlsberg A.S. "B"                                                       22,458
   290,315   Heineken N.V.                                                            22,690
                                                                                 -----------
                                                                                      45,148
                                                                                 -----------
             DISTILLERS & VINTNERS (3.6%)
 1,761,696   Diageo plc                                                               52,642
   634,197   Pernod Ricard S.A.                                                       75,192
                                                                                 -----------
                                                                                     127,834
                                                                                 -----------
             FOOD RETAIL (0.8%)
   595,064   Loblaw Companies Ltd.                                                    30,365
                                                                                 -----------
             HOUSEHOLD PRODUCTS (2.1%)
   815,535   Reckitt Benckiser Group plc                                              73,781
                                                                                 -----------

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1  | USAA International Fund

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
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (5.5%)
 1,099,550   DANONE S.A.                                                         $    76,694
 1,568,733   Nestle S.A.                                                             122,425
                                                                                 -----------
                                                                                     199,119
                                                                                 -----------
             PERSONAL PRODUCTS (1.6%)
   660,081   Beiersdorf AG                                                            57,343
                                                                                 -----------
             TOBACCO (1.0%)
 1,160,300   Japan Tobacco, Inc.                                                      36,586
                                                                                 -----------
             Total Consumer Staples                                                  570,176
                                                                                 -----------
             ENERGY (2.5%)
             -------------
             INTEGRATED OIL & GAS (1.2%)
 2,975,682   BG Group plc                                                             44,011
                                                                                 -----------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
 3,805,700   INPEX Corp.                                                              45,127
                                                                                 -----------
             Total Energy                                                             89,138
                                                                                 -----------
             FINANCIALS (15.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
   829,450   Julius Baer Group Ltd.*                                                  38,290
                                                                                 -----------
             DIVERSIFIED BANKS (9.4%)
10,266,631   Barclays plc                                                             40,719
 3,702,000   DBS Group Holdings Ltd.                                                  53,159
 7,898,150   HSBC Holdings plc                                                        70,393
 5,104,437   ING Groep N.V.*                                                          76,285
 1,741,432   Itau Unibanco Holding S.A. ADR                                           22,256
 1,477,600   Kasikornbank Public Co. Ltd.                                              9,872
   253,924   KBC Groep N.V.*                                                          15,407
 1,778,393   Sberbank of Russia ADR                                                    9,043
 2,503,124   Standard Chartered plc                                                   38,297
                                                                                 -----------
                                                                                     335,431
                                                                                 -----------
             DIVERSIFIED CAPITAL MARKETS (2.0%)
 4,166,424   UBS Group AG*                                                            73,202
                                                                                 -----------
             LIFE & HEALTH INSURANCE (2.7%)
11,757,000   AIA Group Ltd.                                                           69,049
 1,061,151   Prudential plc                                                           26,696
                                                                                 -----------
                                                                                      95,745
                                                                                 -----------
             Total Financials                                                        542,668
                                                                                 -----------
             HEALTH CARE (12.0%)
             -------------------
             HEALTH CARE EQUIPMENT (1.9%)
   179,291   Sonova Holding AG                                                        24,843
 1,509,900   Terumo Corp.                                                             41,653
                                                                                 -----------
                                                                                      66,496
                                                                                 -----------
             PHARMACEUTICALS (10.1%)
 1,006,552   Bayer AG                                                                148,739
   599,991   Merck KGaA                                                               61,905
   453,088   Novartis AG                                                              46,314
   292,439   Roche Holding AG                                                         79,386
   129,462   Valeant Pharmaceuticals International, Inc.*                             25,566
                                                                                 -----------
                                                                                     361,910
                                                                                 -----------
             Total Health Care                                                       428,406
                                                                                 -----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             INDUSTRIALS (12.4%)
             -------------------
             AEROSPACE & DEFENSE (1.5%)
   155,125   MTU Aero Engines AG                                                 $    14,752
 2,544,237   Rolls-Royce Holdings plc*                                                37,276
                                                                                 -----------
                                                                                      52,028
                                                                                 -----------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.1%)
   586,076   Legrand S.A.                                                             32,399
   996,916   Schneider Electric SE                                                    80,301
                                                                                 -----------
                                                                                     112,700
                                                                                 -----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (2.1%)
 2,758,673   Hays plc                                                                  6,520
 1,146,695   Randstad Holding N.V.                                                    67,561
                                                                                 -----------
                                                                                      74,081
                                                                                 -----------
             INDUSTRIAL CONGLOMERATES (1.0%)
 2,024,468   Smiths Group plc                                                         36,099
                                                                                 -----------
             INDUSTRIAL MACHINERY (1.2%)
   223,400   FANUC Corp.                                                              42,850
                                                                                 -----------
             MARINE (0.6%)
   150,281   Kuehne & Nagel International AG                                          21,880
                                                                                 -----------
             RAILROADS (2.4%)
 1,221,646   Canadian National Railway Co.                                            84,465
                                                                                 -----------
             RESEARCH & CONSULTING SERVICES (0.5%)
   814,742   Bureau Veritas S.A.                                                      19,201
                                                                                 -----------
             Total Industrials                                                       443,304
                                                                                 -----------
             INFORMATION TECHNOLOGY (10.8%)
             ------------------------------
             APPLICATION SOFTWARE (2.2%)
   283,680   Dassault Systemes S.A.                                                   19,850
   839,773   SAP SE                                                                   59,054
                                                                                 -----------
                                                                                      78,904
                                                                                 -----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
   891,455   Amadeus IT Holding S.A. "A"                                              36,761
                                                                                 -----------
             ELECTRONIC COMPONENTS (3.4%)
 2,073,600   HOYA Corp.                                                               83,681
   729,500   Kyocera Corp.                                                            36,839
                                                                                 -----------
                                                                                     120,520
                                                                                 -----------
             ELECTRONIC MANUFACTURING SERVICES (0.5%)
 6,641,285   Hon Hai Precision Industry Co. Ltd.(a)                                   18,431
                                                                                 -----------
             SEMICONDUCTORS (2.3%)
 3,416,699   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                          83,812
                                                                                 -----------
             SYSTEMS SOFTWARE (0.4%)
   169,790   Check Point Software Technologies Ltd.*                                  14,176
                                                                                 -----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.0%)
   195,990   NCR Corp.*                                                                5,764
    23,830   Samsung Electronics Co. Ltd.                                             29,463
                                                                                 -----------
                                                                                      35,227
                                                                                 -----------
             Total Information Technology                                            387,831
                                                                                 -----------

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3  | USAA International Fund

================================================================================

                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             MATERIALS (8.4%)
             ----------------
             COMMODITY CHEMICALS (0.4%)
   930,025   Orica Ltd.                                                          $    14,403
                                                                                 -----------
             DIVERSIFIED METALS & MINING (1.3%)
   949,171   Rio Tinto plc                                                            46,775
                                                                                 -----------
             INDUSTRIAL GASES (4.3%)
   585,608   Air Liquide S.A.                                                         77,394
   383,301   Linde AG                                                                 77,980
                                                                                 -----------
                                                                                     155,374
                                                                                 -----------
             SPECIALTY CHEMICALS (2.4%)
   787,221   AkzoNobel N.V.                                                           58,494
   397,400   Shin-Etsu Chemical Co. Ltd.                                              27,251
                                                                                 -----------
                                                                                      85,745
                                                                                 -----------
             Total Materials                                                         302,297
                                                                                 -----------
             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
 5,400,650   Singapore Telecommunications Ltd.                                        16,723
                                                                                 -----------
             Total Telecommunication Services                                         16,723
                                                                                 -----------
             UTILITIES (1.2%)
             ----------------
             MULTI-UTILITIES (1.2%)
 1,928,814   GDF Suez                                                                 42,899
                                                                                 -----------
             Total Utilities                                                          42,899
                                                                                 -----------
             Total Common Stocks (cost: $2,746,727)                                3,550,940
                                                                                 -----------

PRINCIPAL
AMOUNT                                             COUPON
(000)                                                RATE             MATURITY
--------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (0.7%)

             COMMERCIAL PAPER (0.6%)

             FINANCIALS (0.6%)
             -----------------
             DIVERSIFIED BANKS (0.6%)
$   24,750   Barclays U.S. Funding LLC (b),(c)       0.12%           3/02/2015        24,750
                                                                                 -----------

NUMBER OF
SHARES
--------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
 1,911,040   State Street Institutional Liquid Reserves
                Fund Premier Class, 0.09% (d)                                          1,911
                                                                                 -----------
             Total Money Market Instruments (cost: $26,661)                           26,661
                                                                                 -----------

             TOTAL INVESTMENTS (COST: $2,773,388)                                $ 3,577,601
                                                                                 ===========

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ in 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                        (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                      QUOTED PRICES          OTHER         SIGNIFICANT
                                        IN ACTIVE         SIGNIFICANT     UNOBSERVABLE
                                         MARKETS          OBSERVABLE         INPUTS
                                      FOR IDENTICAL         INPUTS
ASSETS                                   ASSETS                                                 TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                     $     3,532,509    $       18,431     $         --  $   3,550,940
Money Market Instruments:
  Commercial Paper                               --            24,750               --         24,750
  Money Market Funds                          1,911                --               --          1,911
-----------------------------------------------------------------------------------------------------
Total                               $     3,534,420    $       43,181     $         --  $   3,577,601
-----------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through February 28, 2015, common stocks with a fair value of $33,646,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. During the same period, common stocks with a fair value of $10,866,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At February 28, 2015, the closing price was not adjusted for these securities. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA International Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

6  | USAA International Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

7  | USAA International Fund

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on a foreign exchange whose fair value at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign market but prior to the close of trading in comparable U.S. securities markets, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of February 28, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2015, were $947,200,000 and $142,987,000, respectively, resulting in net unrealized appreciation of $804,213,000.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,581,344,000 at February 28, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at February 28, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $18,431,000, which represented 0.5% of the Fund's net assets.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Rate represents the money market fund annualized seven-day yield at February 28, 2015.
*       Non-income-producing security.

================================================================================

9  | USAA International Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended FEBRUARY 28, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    04/23/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    04/27/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
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         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2015
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